Other operating items (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Gains (Losses) [Abstract]
Other operating items
Other operating items comprise the following:

(In $ millions)	2020	2019	2018
Loss on impairment of goodwill	—	—	(3.2)
Revaluation of contingent consideration	—	0.7	—
Impairment of long-lived assets	(4,210.4)	—	—
Total	(4,210.4)	0.7	(3.2)